INVENTORIES	12 Months Ended
Dec. 31, 2017
Inventory Disclosure [Abstract]
INVENTORIES
NOTE 4          -      INVENTORIES

Inventories consist of the following:

	As of December 31,
	2017	2016
Raw materials	$48,220	$26,296
Work in process	92,764	105,564
Finished goods	2,331	5,672
	$143,315	$137,532

Work in process and finished goods are presented net of aggregate write-downs to net realizable value of $1,352 and $1,391 as of December 31, 2017 and 2016, respectively.